Business combinations	3 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Business combinations	Business combinations

Acquisitions – MedPass Group ("MedPass")

On January 22, 2020 a subsidiary of the Company, ICON Investments Limited acquired 100% of the equity share capital of the MedPass Group. MedPass is the leading European medical device CRO, regulatory and reimbursement consultancy, that specializes in medical device development and market access. The acquisition of MedPass further enhances ICON’s Medical Device and Diagnostic Research Services, through the addition of new regulatory and clinical capabilities in Europe. The integration of MedPass’s services brings noted expertise in complex class 3 medical devices, interventional cardiology and structural heart devices.

The acquisition of Medpass has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date.

January 22,
2020
(in thousands)
Cash & cash equivalents	$10,170
Property, plant and equipment	45
Operating right of use assets	1,362
Goodwill *	25,411
Intangible asset **	16,570
Accounts receivable	2,825
Prepayments and other current assets	158
Accounts payable	(368)
Unearned revenue	(206)
Other liabilities	(2,973)
Current lease liabilities	(293)
Non-current lease liabilities	(1,069)
Non-current deferred tax liability	(4,640)

Net assets acquired	$46,992

Cash outflows	$46,992
Contingent consideration ***	—

Total consideration	$46,992
*Goodwill represents the acquisition of an established workforce that specializes in medical device development and market access. None of the goodwill recognized is expected to be deductible for income tax purposes.
**The Company has made an estimate of separate intangible assets acquired, being customer relationships and order book assets. This assessment will be finalized within 12 months of the date of acquisition.
*** The fair value of the contingent consideration was estimated at the date of acquisition. Depending on performance of the company, Medpass could earn up to $6.7 million in contingent consideration. At March 31, 2020, the fair value of this contingent consideration payable to Medpass is $Nil.

Acquisitions – CRN Holdings LLC (trading as Symphony Clinical Research ("Symphony"))

On September 24, 2019 a subsidiary of the Company, ICON Clinical Research LLC, acquired a 100% interest in Symphony. Symphony is a leading provider of at-home trial services and site support services. The acquisition of Symphony further enhances our site & patient services offering.

The acquisition of Symphony has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date.

September 24,
2019
(in thousands)
Cash & cash equivalents	$3,292
Property, plant and equipment	564
Operating right of use assets	820
Goodwill *	22,865
Customer relationships **	8,159
Order backlog **	2,163
Accounts receivable	3,579
Unbilled revenue	186
Prepayments and other current assets	181
Other receivables	6
Accounts payable	(799)
Unearned revenue	(1,446)
Other liabilities	(933)
Current lease liabilities	(289)
Non-current lease liabilities	(531)

Net assets acquired	$37,817

Cash outflows	$34,976
Working capital adjustment paid	341
Contingent consideration payable ***	2,500

Total consideration	$37,817
*Goodwill represents the acquisition of an established workforce and the capability to provide at-home trial services and site support solutions. The full amount of the goodwill recognized is expected to be deductible for income tax purposes.
**The Company has made an estimate of separate intangible assets acquired, being customer relationships and order book assets. The fair value of Symphony’s intangible assets has been measured provisionally, pending receipt of a final independent valuation. This assessment will be finalized within 12 months of the date of acquisition.
*** The fair value of the contingent consideration was estimated at the date of acquisition. At March 31, 2020 the fair value of this contingent consideration payable to Symphony was $1.0 million. The change in fair value has been recorded in the Condensed Consolidated Statement of Operations.
Acquisitions – MeDiNova

On May 23, 2019 a subsidiary of the Company, ICON Clinical Research (U.K.) Limited acquired a majority shareholding in MeDiNova, a site network with research sites in key markets in Europe and Africa. On March 9, 2020 ICON exercised its option to call the outstanding shares in the noncontrolling interest to take 100% ownership of MeDiNova. The acquisition further enhances ICON's patient recruitment capabilities in EMEA and complements ICON's existing site network in the US, PMG Research.

The acquisition of MeDiNova has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date.

May 23,
2019
(in thousands)
Cash & cash equivalents	$7,719
Property, plant and equipment	670
Operating right of use assets	1,558
Goodwill *	81,567
Customer relationships **	3,887
Order backlog **	171
Patient database **	2,542
Accounts receivable	3,488
Unbilled revenue	4,272
Other receivables	819
Prepayments and other current assets	406
Accounts payable	(5,484)
Unearned revenue	(5,796)
Other liabilities	(6,605)
Current lease liabilities	(430)
Non-current lease liabilities	(1,128)
Non-current deferred tax liability	(1,380)

Net assets acquired	$86,276

Cash outflows	$54,123
Working capital adjustment receivable	(439)
Redeemable noncontrolling interest ***	32,592

Total consideration	$86,276
*Goodwill represents the acquisition of an established workforce and access to a broad site network in Europe and Africa. None of the goodwill recognized is expected to be deductible for income tax purposes.
**The Company has made an estimate of separate intangible assets acquired, being customer relationships, order book assets and patient database. This assessment will be finalized within 12 months of the date of acquisition. The fair value of MeDiNova’s intangible assets has been measured provisionally, pending receipt of a final independent valuation.
***The fair value of the redeemable noncontrolling interest on May 23, 2019 was $32.6 million which was estimated by applying an income based approach. The valuation approach used was based on the future earnings of the Company times an appropriate earnings multiple. On March 9, 2020 ICON exercised its option to call the outstanding shares in the noncontrolling interest to take 100% ownership of MeDiNova. Effective from this date, the noncontrolling interest was derecognized and a liability is recognized, representing the assessment of the redemption value of the noncontrolling interest to be settled during the period ended June 30, 2020.

Acquisitions – MolecularMD Corp ("MMD")

On January 25, 2019 a subsidiary of the Company, ICON Laboratory Services, Inc. acquired 100% of the share capital of MMD. MMD is a molecular diagnostic specialty laboratory that enables the development and commercialization of precision medicines in oncology. The consideration on acquisition was $42.2 million.

The acquisition of MMD has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has made an assessment of the fair value of assets acquired and liabilities assumed as at that date. The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

January, 25
2019
(in thousands)
Cash & cash equivalent	$686
Property, plant and equipment	1,697
Operating right of use assets	2,866
Goodwill *	22,430
Customer relationships	10,708
Order backlog	2,787
Accounts receivable	3,100
Unbilled revenue	2,421
Other receivables	43
Prepayments and other current assets	908
Deferred tax asset	1,568
Accounts payable	(1,280)
Unearned revenue	(540)
Other liabilities	(1,232)
Current lease liabilities	(699)
Non-current lease liabilities	(2,167)
Non-current other liabilities	(1,123)

Net assets acquired	$42,173

Cash outflows	$42,349
Working capital adjustment	(176)

Total consideration	$42,173

*Goodwill represents the acquisition of an established workforce with experience in molecular diagnostic specialty laboratory services and commercialization of precision medicines in oncology. None of the goodwill recognized is expected to be deductible for income tax purposes.

Accounting for the acquisition of MMD was finalized at December 31, 2019.